Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Minimum Future Rental Payments
Year Ending December 31,	U.S. Dollars

2013	1,905
2014	922
2015	327
Thereafter	2

3,156

Allowance for Doubtful Accounts

	Balance at				Balance at
	beginning		Reversal of	Write-off of	end of
	of period	Provision	provision	provision	period
		U.S. Dollars
2010	4,026	324	-	(496)	3,854
2011	3,854	357	(359)	(1,625)	2,227
2012	2,227	307	(140)	(1,071)	1,323